SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Percentage of liability for severance obligations deposited with pension fund	72.00%
Stock based compensation	$ 121	$ 141	$ 56
Deferred revenue Increase	206	$ 0
Advance revenues recognized	445
Increase in recognized revenues	239
Deferred revenues	$ 206